BORROWINGS FROM A FINANCIAL INSTITUTIONS	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
BORROWINGS FROM A FINANCIAL INSTITUTION
BORROWINGS FROM A FINANCIAL INSTITUTIONS

11.   BORROWINGS FROM A FINANCIAL INSTITUTION

The borrowings from a financial institution in China represented the short-term loans of $22,857 and $145,542 as of December 31, 2022 and March 31, 2022, respectively. Such borrowings bearing interest rate of 13.04% per annum as of December 31, 2022 and March 31, 2022, which are to be repaid within the next 12 months.

The interest expense for the three and nine months ended December 31, 2022 was $6,975 from continuing operations. The interest expense for the three and nine months ended December 31, 2021 was $0 and $5,872 from continuing operations. The interest expense for the three and nine months ended December 31, 2021 was $16,475 and $38,251 from discontinued operations.

11.   BORROWINGS FROM A FINANCIAL INSTITUTIONS

The borrowings from a certain financial institution in China represented the short-term loans of $145,542 as of March 31, 2022. Such borrowings bearing interest rate of 13.04% per annum as of March 31, 2022, which is to be repaid within the next 12 months, were classified as borrowings from financial institutions, current.

The interest expense for the years ended March 31, 2022 and 2021 was $5,893 and $0, from continuing operations, respectively. The interest expense for the years ended March 31, 2022 and 2021 was $501,361 and $579,870 from discontinued operations, respectively, of which, $450,889 and $531,954 were due to continuing operations and eliminated in the consolidation statements of operations and comprehensive loss.